Bank Premises and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 17,191,000	$ 18,237,000	$ 16,583,000
Amortization expense	$ 310,000	$ 343,000	$ 331,000